Convertible Preferred Shares - Additional Information (Details) - shares	Feb. 20, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018
Series A Convertible Preferred Shares
Temporary Equity [Line Items]
Conversion of convertible preferred shares into ordinary shares, Shares	91,600,398
Temporary equity, shares outstanding				91,600,398
Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion of convertible preferred shares into ordinary shares, Shares	91,600,398
Temporary equity, shares authorized		0	0
Temporary equity, shares outstanding		0	0